Revenue Information - Summary of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Total Revenue	$ 10,270,989	$ 12,451,126
Europe
Disaggregation of Revenue [Line Items]
Total Revenue	6,038,024	4,830,840
PRC
Disaggregation of Revenue [Line Items]
Total Revenue	862,278	2,401,219
USA
Disaggregation of Revenue [Line Items]
Total Revenue	2,945,420	5,186,643
Others
Disaggregation of Revenue [Line Items]
Total Revenue	425,267	32,424
Product Revenues
Disaggregation of Revenue [Line Items]
Total Revenue	9,466,876	12,088,605
Service Revenues
Disaggregation of Revenue [Line Items]
Total Revenue	$ 804,113	$ 362,521